Schedule of investments
Delaware Emerging Markets Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 94.18%Δ
Argentina − 0.26%
Cablevision Holding GDR	443,972	$ 1,158,319
Cresud ADR †	1,624,384	9,453,915
Grupo Clarin GDR Class B 144A #, †	131,213	108,654
IRSA Inversiones y Representaciones ADR †	1,348,512	6,216,640
IRSA Propiedades Comerciales ADR	225,805	652,576
		17,590,104
Bahrain − 0.03%
Aluminium Bahrain GDR 144A #, †	221,400	1,982,039
		1,982,039
Brazil − 4.84%
AES Brasil Energia	516,085	1,537,037
Americanas †	10,500,000	84,230,680
Arcos Dorados Holdings Class A †	2,337,159	12,760,888
Atacadao	500,000	1,748,279
Banco Bradesco ADR	5,982,240	26,800,435
Banco Santander Brasil ADR	3,051,128	24,561,580
BRF ADR †	6,850,000	31,030,500
Embraer ADR †	420,704	7,547,430
Itau Unibanco Holding ADR	9,170,000	54,378,100
Rumo †	1,905,351	6,864,835
Telefonica Brasil ADR	2,050,000	17,343,000
TIM ADR	1,244,820	14,813,358
Vale ADR	2,000,000	38,140,000
		321,756,122
Chile − 0.90%
Cia Cervecerias Unidas ADR	410,528	8,329,613
Sociedad Quimica y Minera de Chile ADR	989,600	51,607,640
		59,937,253
China − 29.79%
Alibaba Group Holding †	2,300,000	48,942,777
Alibaba Group Holding ADR †	1,217,000	203,226,830
Anhui Conch Cement Class H	7,800,000	42,222,065
Baidu ADR †	420,000	65,948,400
BeiGene †	1,615,700	38,307,553
China National Building Material Class H	10,000,000	13,680,577
China Petroleum & Chemical Class H	30,000,000	14,542,041
DiDi Global ADR †	771,500	6,341,730
Guangshen Railway Class H †	11,000,000	1,994,227
Hengan International Group	2,000,000	11,597,632
NQ-019 [8/21] 10/21 (1868538)    1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
iQIYI ADR †	700,000	$ 6,342,000
JD.com ADR †	3,080,000	241,964,800
Joinn Laboratories China Class H 144A #	61,320	813,663
Kangji Medical Holdings	3,000	4,205
Kunlun Energy	21,000,000	22,248,938
Kweichow Moutai Class A	969,961	233,815,948
Lizhi ADR †	100,000	397,000
New Oriental Education & Technology Group ADR †	7,000,000	15,820,000
PetroChina Class H	18,000,000	7,892,047
Ping An Insurance Group Co. of China Class H	4,000,000	31,064,166
Prosus †	1,099,494	97,237,243
Sogou ADR †	1,500,000	13,245,000
Sohu.com ADR †	2,219,642	51,939,623
TAL Education Group ADR †	1,030,000	5,479,600
Tencent Holdings	4,750,000	293,888,100
Tencent Music Entertainment Group ADR †	950,000	8,398,000
Tianjin Development Holdings	15,885,550	3,513,124
Tingyi Cayman Islands Holding	13,000,000	23,133,546
Trip.com Group ADR †	582,400	17,757,376
Tsingtao Brewery Class H	7,000,000	57,332,416
Uni-President China Holdings	31,186,000	29,552,208
Weibo ADR †	899,622	45,448,903
Wuliangye Yibin Class A	10,299,780	321,413,948
Zhihu ADR †	142,600	1,366,108
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	3,604,117
		1,980,475,911
Hong Kong − 0.19%
Vinda International Holdings	4,300,000	12,660,962
		12,660,962
India − 9.19%
Aurobindo Pharma	1,500,000	14,942,985
Glenmark Pharmaceuticals	1,167,988	8,483,841
Indiabulls Real Estate GDR =, †	102,021	190,606
Lupin	2,500,000	32,799,712
Reliance Industries	10,500,000	324,769,031
Reliance Industries GDR 144A #	2,340,879	144,783,366
Tata Chemicals	1,866,909	21,598,941
Tata Consumer Products	2,128,276	25,214,565
Tata Motors †	3,000,000	11,805,636
United Breweries	1,000,000	20,203,404
2    NQ-019 [8/21] 10/21 (1868538)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Zee Entertainment Enterprises	2,530,000	$ 5,948,355
		610,740,442
Indonesia − 0.91%
Astra Agro Lestari	9,132,500	5,410,666
Astra International	150,000,000	54,951,797
		60,362,463
Malaysia − 0.02%
UEM Sunrise †	17,000,000	1,513,110
		1,513,110
Mexico − 4.22%
America Movil ADR Class L	1,369,199	26,781,532
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,042,900	46,890,107
Cemex ADR †	2,326,397	19,076,455
Coca-Cola Femsa ADR	600,000	34,740,000
Fomento Economico Mexicano ADR	508,329	44,077,208
Grupo Financiero Banorte Class O	4,000,000	26,403,107
Grupo Lala	3,900,027	3,336,112
Grupo Televisa ADR	6,017,000	79,003,210
		280,307,731
Peru − 0.36%
Cia de Minas Buenaventura ADR †	3,217,400	24,130,500
		24,130,500
Philippines − 0.25%
Monde Nissin 144A #, =, †	49,002,500	16,586,977
		16,586,977
Republic of Korea − 17.15%
KB Financial Group ADR	245,928	11,192,183
LG Uplus	2,403,542	29,125,676
Lotte	300,000	9,185,390
Lotte Chilsung Beverage	44,000	5,502,609
Lotte Confectionery	60,000	7,167,192
Samsung Electronics	5,200,000	343,990,685
Samsung Life Insurance	360,939	23,191,992
Shinhan Financial Group	300,000	10,052,180
SK Hynix	3,490,000	320,570,098
SK Telecom	870,000	223,606,020
NQ-019 [8/21] 10/21 (1868538)    3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Telecom ADR	5,454,200	$ 157,026,418
		1,140,610,443
Russia − 6.21%
ENEL RUSSIA PJSC GDR †	21,161	12,386
Etalon Group GDR 144A #	1,616,300	2,715,384
Gazprom PJSC ADR	14,600,000	121,238,400
LUKOIL PJSC ADR	350,644	29,720,585
Mail.Ru Group GDR †	551,200	11,090,144
Rosneft Oil PJSC GDR	14,555,684	105,092,038
Sberbank of Russia PJSC =	12,000,000	53,893,185
Sberbank of Russia PJSC ADR	800,000	14,276,000
Surgutneftegas PJSC ADR	2,014,441	9,306,717
T Plus PJSC =, †	36,096	0
VEON ADR †	732,264	1,603,658
Yandex Class A †	836,225	64,305,703
		413,254,200
South Africa − 0.23%
Naspers Class N †	86,398	14,750,334
Sun International †	364,166	456,015
		15,206,349
Taiwan − 15.39%
FIT Hon Teng 144A #, †	38,000,000	8,061,768
MediaTek	10,092,000	328,103,343
Taiwan Semiconductor Manufacturing	31,000,000	686,813,286
		1,022,978,397
Turkey − 0.77%
Akbank TAS	19,500,000	13,810,497
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	1,263,804
Turk Telekomunikasyon †	951,192	847,512
Turkcell Iletisim Hizmetleri	2,427,827	4,784,715
Turkcell Iletisim Hizmetleri ADR	4,449,485	22,202,930
Turkiye Sise ve Cam Fabrikalari	7,651,443	8,188,282
		51,097,740
United Kingdom − 0.06%
Griffin Mining †	3,056,187	3,882,462
		3,882,462
United States − 3.41%
ConocoPhillips	580,000	32,207,400
4    NQ-019 [8/21] 10/21 (1868538)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Intel	800,000	$ 43,248,000
Micron Technology †	2,050,900	151,151,330
		226,606,730
Total Common Stocks (cost $4,576,938,244)		6,261,679,935

Preferred Stock – 2.33%
Brazil − 0.85%
Braskem Class A †, **	1,470,000	18,669,239
Petroleo Brasileiro ADR 8.99% **	2,500,000	26,275,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 7.25% **	3,235,733	11,570,492
		56,514,731
Republic of Korea − 1.09%
Samsung Electronics 4.28% **	1,183,100	72,244,150
		72,244,150
Russia − 0.39%
Transneft PJSC 5.46% =, **	12,000	25,889,703
		25,889,703
Total Preferred Stock (cost $66,489,867)		154,648,584

Warrants – 0.01%
Argentina − 0.01%
IRSA Inversiones y Representaciones, expiration date 03/05/26 †	1,637,840	360,325
Total Warrants (cost $0)		360,325

Exchange-Traded Fund – 0.10%
iShares MSCI Turkey ETF	290,275	6,905,642
Total Exchange-Traded Fund (cost $13,207,352)		6,905,642

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
NQ-019 [8/21] 10/21 (1868538)    5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)

Participation Notes (continued)
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	$ 0
Total Participation Notes (cost $8,559,056)		0

Short-Term Investments – 3.63%
Money Market Mutual Funds – 3.63%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	60,343,594	60,343,594
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	60,343,593	60,343,593
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	60,343,593	60,343,593
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	60,343,594	60,343,594
Total Short-Term Investments (cost $241,374,374)		241,374,374
Total Value of Securities−100.25% (cost $4,906,568,893)		6,664,968,860
Liabilities Net of Receivables and Other Assets — (0.25%)		(16,466,624)
Net Assets Applicable to 266,426,225 Shares Outstanding — 100.00%	$6,648,502,236
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $178,655,968, which represents 2.69% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ-019 [8/21] 10/21 (1868538)